Annual Fund Operating Expenses - RiverNorth Active Income ETF [Member]	Jan. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	1.93%	[2]
Expenses (as a percentage of Assets)	2.82%

[1]	Other Expenses are restated and will not correlate to the Fund’s financial highlights.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.